Financial instruments - Activity in level 3 financial assets (Details) - Level 3 - Financial investments - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Measured at FVOCI
Changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 196	$ 201
Additions	37	15
Net losses recognized in Consolidated Statement of Comprehensive (Loss)/Income	(56)	(34)
Amortization	0	0
Settlements	0	(11)
Balance as of June 30	177	171
Measured at FVPL
Changes in fair value measurement, assets [abstract]
Balance as of January 1	5	2
Additions	21	2
Net losses recognized in Consolidated Statement of Comprehensive (Loss)/Income	0	0
Amortization	(2)	(1)
Settlements	0	0
Balance as of June 30	$ 24	$ 3